Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009
Cash Flows from Operating Activities:
Net income (loss)	$ 24,090	$ 10,246	$ (9,096)	$ 18,968	$ 1,078	$ 2,984
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	4,709	2,418	2,552	7,160	5,851
Debt placement fee amortization	54
Accretion of discount on asset retirement obligations	57	32	58	78	127
Dry holes and abandonments of unproved properties		772		813	1,418
Impairment of proved oil and gas properties			9,208		1,886
Unrealized gain on derivative instruments, net	(9,741)	(1,046)	147	(3,437)	707
Gain on sale of assets		(1,209)		(1,621)	(354)
Equity-based compensation	2,690			1,671
Deferred income taxes
Changes in operating assets and liabilities:
Accounts receivable	1,020	(2,162)	(198)	(4,454)	(1,473)
Prepaids and other			(649)	442	539
Other receivable	(824)
Other assets			(100)		(134)
Other current assets	2,277	(48)
Inventory			37	(27)	(512)
Accounts payable and accrued liabilities	52	(3,733)
Accounts payable			(381)	2,703	1,172
Accrued liabilities			(418)	275	7
Other accrued liabilities				1,630
Revenues payable		42	5	32	46
Advance billings and other		(120)	(200)	(120)	1,440
Net cash provided by operating activities	24,384	5,192	965	24,113	11,798
Cash Flows from Investing Activities:
Additions to oil and gas properties	(7,566)	(11,825)	(3,639)	(32,654)	(15,936)
Additions to other property and equipment		(679)	(734)	(679)	(922)
Acquisitions of oil and natural gas properties	(16,426)	(8,161)	(645)	(16,026)	(6,484)
Proceeds from sale of other property and equipment		1,219		1,219	608
Proceeds from sale of investment in subsidiary, net of cash sold		2,095		2,095	8
Proceeds from sale of property and equipment to affiliate, net of cash sold		4,000		4,000
Net cash used in investing activities	(23,992)	(13,351)	(5,018)	(42,045)	(22,726)
Cash Flows from Financing Activities:
Proceeds from line of credit	16,000	15,950		68,564	15,760
Payments on line of credit	(3,000)	(7,900)		(29,385)	(10,500)
Borrowings on note payable		412	351	412	10
Payments on note payable		(84)	(16)	(84)	(94)
Owners' contributions					10,000
Proceeds from initial public offering, net of discount				87,397
Distributions paid	(9,656)		(1,499)	(110,937)	(4,785)
Repurchase of common units		(1)		(1)	(4)
Issuance of common units				1,972
Net cash provided by (used in) financing activities	3,344	8,377	(1,164)	17,938	10,387
Net increase (decrease) in cash and cash equivalents	3,736	218	(5,217)	6	(541)
Beginning cash and cash equivalents	228	222	5,980	222	763
Ending cash and cash equivalents	3,964	440	763	228	222	5,980
Supplemental Cash Flow Information:
Cash paid for interest	673	189	2	535	95
Non-Cash Investing and Financing Activities:
Accrued capital expenditures - oil and gas properties	932	310	178	3,331	1,209
Deferred gain on sale of property and equipment to subsidiary		2,766		1,208
Notes receivable from officers, director and employees		58			635
Mid-Con Energy Corporation [Member]
Cash Flows from Operating Activities:
Net income (loss)						2,984
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization						2,293
Accretion of discount on asset retirement obligations						78
Dry holes and abandonments of unproved properties
Unrealized gain on derivative instruments, net						(1,679)
Gain on sale of assets						(1)
Equity-based compensation
Deferred income taxes						(502)
Changes in operating assets and liabilities:
Accounts receivable						373
Prepaids and other						21
Other assets						(54)
Inventory						(299)
Accounts payable						(549)
Accrued liabilities						664
Revenues payable						(140)
Advance billings and other						7,978
Derivative financial instruments						(232)
Net cash provided by operating activities						10,935
Cash Flows from Investing Activities:
Additions to oil and gas properties						(11,008)
Additions to other property and equipment						(360)
Acquisitions of oil and natural gas properties						(1,080)
Net cash used in investing activities						(12,448)
Cash Flows from Financing Activities:
Proceeds from line of credit						12,635
Payments on line of credit						(12,785)
Owners' contributions						5,010
Issuance of common units						(19)
Net cash provided by (used in) financing activities						4,841
Net increase (decrease) in cash and cash equivalents						3,328
Beginning cash and cash equivalents						149
Ending cash and cash equivalents						3,477
Supplemental Cash Flow Information:
Cash paid for interest						96
Non-Cash Investing and Financing Activities:
Accrued capital expenditures - oil and gas properties						2
Notes receivable from officers, director and employees						$ 137